Goodwill and Other Intangibles - Changes in the Carrying Amount of Goodwill (Detail) $ in Millions	3 Months Ended
Mar. 31, 2017 USD ($)
Goodwill [Line Items]
Balance at beginning	$ 2,449
Impact of foreign exchange	3
Balance at ending	2,452
Agricultural Equipment [Member]
Goodwill [Line Items]
Balance at beginning	1,648
Impact of foreign exchange	(2)
Balance at ending	1,646
Construction Equipment [Member]
Goodwill [Line Items]
Balance at beginning	588
Impact of foreign exchange	4
Balance at ending	592
Commercial Vehicles [Member]
Goodwill [Line Items]
Balance at beginning	55
Balance at ending	55
Powertrain [Member]
Goodwill [Line Items]
Balance at beginning	5
Balance at ending	5
Financial Services Segment [Member]
Goodwill [Line Items]
Balance at beginning	153
Impact of foreign exchange	1
Balance at ending	$ 154